Annual Fund Operating Expenses - LVIP SSGA Bond Index Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waiver	0.13%	[1],[2]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.34%
Service Class
Operating Expenses:
Management Fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.72%
Less Fee Waiver	0.13%	[1],[2]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.59%

[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% on the next $1.5 billion of the Fund's average daily net assets; 0.152% on the next $500 million of the Fund's average daily net assets; 0.157% on the next $2.5 billion of the Fund's average daily net assets and 0.162% of the Fund’s average daily net assets in excess of $5 billion. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[2]	The Fee Waiver was restated to reflect the current fee waiver of the Fund.